--------------------------------------------------
OFFICERS AND DIRECTORS

Barton M. Biggs             Frederick B. Whittemore
  CHAIRMAN OF THE BOARD     DIRECTOR
Warren J. Olsen             James W. Grisham
  PRESIDENT AND DIRECTOR    VICE PRESIDENT
John D. Barrett II          Harold J. Schaaff, Jr.
  DIRECTOR                  VICE PRESIDENT
Gerard E. Jones             Joseph P. Stadler
  DIRECTOR                  VICE PRESIDENT
Andrew McNally, IV          Valerie Y. Lewis
  DIRECTOR                  SECRETARY
Samuel T. Reeves            Karl Hartmann
  DIRECTOR                  ASSISTANT SECRETARY
Fergus Reid                 James R. Rooney
  DIRECTOR                  TREASURER
Frederick O. Robertshaw     Joanna M. Haigney
  DIRECTOR                  ASSISTANT TREASURER

---------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
--------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank, N.A.
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only to shareholders and others who have received a copy of the prospectus of Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                              HIGH YIELD PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1995

LETTER TO SHAREHOLDERS
-------

The High Yield Portfolio seeks to maximize total return by investing in a diversified portfolio of fixed income securities that offer a higher yield than that offered by debt securities in the three highest rating categories.

The total return of the Portfolio for the nine month period ended September 30, 1995 was 18.72% as compared to 14.10% for the CS First Boston High Yield Index for the same period. Total returns for the Portfolio for the twelve months ended September 30, 1995 and the average annual total return for the period from inception on September 28, 1992 through September 30, 1995 were 16.08% and 11.94%, respectively, compared to 14.06% and 10.91% for the Index for the same periods. As of September 30, 1995, the Portfolio had an SEC 30-day yield of 10.72%.

PERFORMANCE COMPARED TO THE CS FIRST BOSTON HIGH YIELD INDEX(1)
----------------------------------------------

                                         TOTAL RETURNS(2)
                            ------------------------------------------
                                                          AVERAGE
                                                        ANNUAL SINCE
                               YTD        ONE YEAR       INCEPTION
                            ----------  ------------  ----------------
PORTFOLIO.................      18.72%       16.08%          11.94%
INDEX.....................      14.10        14.06           10.91

1. The   CS  First   Boston  High   Yield  Index   is  an   unmanaged  index  of
   high yield corporate bonds.

2. Total   returns   for   the    Portfolio   reflect   expenses   waived    and
reimbursed,   if   applicable,  by   the  Adviser.   Without  such   waiver  and
   reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

The high yield market continued to show positive returns during the third quarter, with coupon income providing the bulk of the gain and bond prices rallying modestly. High yield slightly outperformed Treasuries for the quarter, with the spread to Treasuries narrowing by 17 basis points. Our outperformance of the Index was due to our overweight positions in cable, media, gaming, and utilities, and our underweighting in retailers, supermarkets, restaurants, and food and tobacco companies. We also benefited from a modest position in emerging markets bonds, which rallied over the quarter.

The quarter saw $13.2 billion of new issues priced, with $5.8 billion priced during September. The forward calendar of new issues remained steady at $6.0 billion. Mutual fund inflows continued to provide support for our market, totaling $924 million for September and $2.5 billion for the quarter. There appears to be substantial amounts of cash in the hands of many portfolio managers, but they are generally discerning about what types of new issues they will buy. Established companies with strong cash flows are aggressively bid for, while newer, more speculative enterprises (such as direct broadcast satellite companies Iridium and Globalstar) are having their offerings postponed or cancelled, despite strong alliances with premier partners like Motorola and large equity market capitalizations.

While cyclicals outperformed defensive industries by 3.30% to 2.90% for the quarter, cyclicals began to underperform defensive issues towards the end of the quarter. Steel and paper companies reported disappointing inventory levels and price discounting as the quarter ended. While underweighted in these sectors, we are comfortable with the excess free cash flow of the companies we own. The positive implications of the Turner/Time Warner merger improved the outlook for media companies, which led the defensive sector. We are comfortable with our overweighting in this sector, and continue to add modestly to our positions in both cable and media bonds. We also increased our commitments to companies in the chemical industry. We reduced positions in the casino sector and in certain deep cyclicals such as automotive, building products, and steel.

Our outlook for the high yield market remains positive. A moderate new issue calendar, continued strong mutual fund inflows, and high cash positions at many funds complete a positive technical picture. The current spread to Treasuries of 445 basis points is more than reasonable given the relatively strong credit characteristics of our market today. New bond issues in the third quarter had cash flow coverage of interest of 2.4x on average and only 48% were rated single B or lower, versus 75% in 1989 (right before the severe downturn in our market). With these credit statistics, we see the default rate remaining low, and the high yield market continuing to offer good potential returns.

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1995

 FACE
AMOUNT                                               VALUE
 (000)                                               (000)
-------                                             --------
CORPORATE BONDS AND NOTES (87.8%)
  AEROSPACE & DEFENSE (3.3%)
$   500  Sabreliner Corp., Series A, 12.50%,
          4/15/03                                   $    464
  1,500  Tracor, Inc., 10.875%, 8/15/01                1,558
                                                    --------
                                                       2,022
                                                    --------
  BROADCAST-RADIO & TELEVISION (17.4%)
  2,250  Ackerley Communications, Inc.,
          Series B, 10.75%, 10/01/03                   2,374
  1,250  Continental Cablevision, Inc., 9.50%,
          8/01/13                                      1,306
  1,600  Helicon Group, Series B, 9.00% to 11/01/96,
          11.00% to 11/01/03                           1,468
    400  Heritage Media, 11.00%, 10/01/02                426
    500  Katz Corp., 12.75%, 11/15/02                    524
  3,000  Marcus Cable Co., 0.00% to 6/15/00, 14.25%
          to 12/15/05                                  1,748
  2,150  New World Communications Group Holding
          Corp., Zero Coupon, Series B, 6/15/99        1,432
     14  SpectraVision, Inc., 11.65%, 12/01/02             1
  1,500  Viacom International, 8.00%, 7/07/06          1,470
                                                    --------
                                                      10,749
                                                    --------
  BUILDING MATERIALS & COMPONENTS (1.3%)
    650  GS Technologies, 12.25%, 10/01/05               652
    157  Walter Industries, Series B, 12.19%,
          3/15/00                                        159
                                                    --------
                                                         811
                                                    --------
  CHEMICALS (4.3%)
  1,450  Harris Chemical, 10.75%, 10/15/03             1,223
  1,000  Plastic Specialties & Technologies, Inc.,
          11.25%, 12/01/03                               927
    500  Sherritt, Inc., 10.50%, 3/31/14                 512
                                                    --------
                                                       2,662
                                                    --------
  COAL, GAS & OIL (1.3%)
  1,300  Clark R&M Holdings, Zero Coupon, 2/15/00        829
                                                    --------
  ELECTRONICS (0.7%)
    400  ADT Operations, 9.25%, 8/01/03                  419
                                                    --------
  ENTERTAINMENT & LEISURE (3.5%)
    886  Kloster Cruise, 13.00%, 5/01/03                 638
  2,000  Six Flags Theme Park, Inc., 0.00% to
          6/15/98, 12.25% to 6/15/05                   1,500
                                                    --------
                                                       2,138
                                                    --------

 FACE
AMOUNT                                               VALUE
 (000)                                               (000)
-------                                             --------

  ENVIRONMENTAL CONTROLS (0.5%)
$   500  Envirotest Systems Corp., 9.125%,
          3/15/01                                   $    340
                                                    --------
  FINANCIAL SERVICES (6.8%)
  1,191  GPA Equipment Trust, 9.125%, 12/02/96         1,157
    550  GPA Investments, 6.40%, 11/19/98                434
  1,000  Lomas Mortgage, 10.25%, 10/01/02                700
  1,000  Terra Nova Holdings, 10.75%, 7/01/05          1,019
  1,189  Tiphook Finance Corp., 8.00%, 3/15/00           951
                                                    --------
                                                       4,261
                                                    --------
  FOOD (3.0%)
    750  Americold Corp. 1st Mortgage Bond, Series
          B, 11.50%, 3/01/05                             741
  1,150  Pilgrim's Pride Corp., 10.875%, 8/01/03       1,104
                                                    --------
                                                       1,845
                                                    --------
  FOOD SERVICE & LODGING (1.9%)
  2,250  Family Restaurant Inc., 9.75%, 2/01/02        1,159
                                                    --------
  GAMING & LODGING (0.9%)
    575  Louisiana Casino Cruises, 11.50%,
          12/01/98                                       558
                                                    --------
  HEALTH CARE SUPPLIES & SERVICES (0.9%)
    500  Tenet Healthcare Corp., 10.125%, 3/01/05        529
                                                    --------
  MATERIALS (3.3%)
  1,500  IMC Fertilizer, 9.45%, 12/15/11               1,545
    500  IMC Fertilizer, 9.25%, 10/01/00                 515
                                                    --------
                                                       2,060
                                                    --------
  METALS (2.1%)
    750  Algoma Steel Inc., (Yankee Bond), 12.375%,
          7/15/05                                        690
    650  Sheffield Steel Corp. 1st Mortgage Notes,
          12.00%, 11/01/01                               600
                                                    --------
                                                       1,290
                                                    --------
  PACKAGING & CONTAINER (4.2%)
    500  Owens-Illinois, Inc., 10.50%, 6/15/02           521
  1,000  Owens-Illinois, Inc., 9.95%, 10/15/04         1,028
  1,000  Stone Container Corp., 10.75%, 10/01/02       1,037
                                                    --------
                                                       2,586
                                                    --------
  PUBLISHING (3.8%)
  1,000  Marvel III Holdings Inc., Series B, 9.125%,
          2/15/98                                        929

 FACE
AMOUNT                                               VALUE
 (000)                                               (000)
-------                                             --------
  PUBLISHING (CONTINUED)
$  1,900  Marvel Parent Holdings, Zero Coupon,
          4/15/98                                   $  1,380
                                                    --------
                                                       2,309
                                                    --------
  REAL ESTATE (0.6%)
    400  HMH Properties Inc., 9.50%, 5/15/05             394
                                                    --------
  RETAIL-GENERAL (4.7%)
    850  Grand Union Co., 12.00%, 9/01/04                817
    400  Host Marriot Travel Plaza, 9.50%, 5/15/05       387
  2,175  Southland Corp., 5.00%, 12/15/03              1,664
                                                    --------
                                                       2,868
                                                    --------
  TECHNOLOGY (0.7%)
    400  Paging Network, 10.125%, 8/01/07                416
                                                    --------
  TELECOMMUNICATIONS (8.5%)
  3,000  Dial Call Communications, 0.00% to 4/15/99,
          12.25% to 4/15/04                            1,598
    450  Horizon Cellular Telephone, 0.00% to
          10/01/97, 11.375% to 10/01/00                  373
  1,500  Nextel Communications, 0.00% to 2/15/99,
          9.75% to 8/15/04                               739
  2,500  Telefonica de Argentina, (Yankee Bond),
          11.875%, 11/01/04                            2,509
                                                    --------
                                                       5,219
                                                    --------
  TEXTILES & APPAREL (4.1%)
  1,000  Polysindo Eka Perkasa, (Yankee Bond),
          13.00%, 6/15/01                              1,040
    500  Synthetic Industries, 12.75%, 12/01/02          486
  1,000  Westpoint Stevens, Inc., 9.375%,
          12/15/05                                       990
                                                    --------
                                                       2,516
                                                    --------
  TRANSPORTATION (2.6%)
    281  America West Airlines,, 6.00%, 3/31/97          264
  1,500  Venture Holdings, 9.75%, 4/01/04              1,318
                                                    --------
                                                       1,582
                                                    --------
  UTILITIES (7.4%)
  1,478  Beaver Valley Funding Corp., (Lease
          Obligation Bond), 9.00%, 6/01/17             1,219
  1,250  California Energy Co., Inc., 9.875%,
          6/30/03                                      1,276
    474  Columbia Gas Systems, Inc.,
          Employee Thrift Plan Obligation,
          9.875%, 11/30/01                               649
  1,400  First PV Funding Corp., (Lease Obligation
          Bond), 10.15%, 1/15/16                       1,440
                                                    --------
                                                       4,584
                                                    --------
TOTAL CORPORATE BONDS AND NOTES (Cost $53,796)        54,146
                                                    --------
 FACE
AMOUNT                                               VALUE
 (000)                                               (000)
-------                                             --------
FOREIGN GOVERNMENT BONDS (3.3%)
  BONDS (3.3%)
$  1,500  Republic of Argentina, Series L, (Floating
          Rate), 7.313%, 3/31/05                    $    933
  2,500  Republic of Brazil YL4, (Floating Rate),
          4.25%, 4/15/24                               1,097
                                                    --------
TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,002)           2,030
                                                    --------
SHARES
-------
COMMON STOCKS (0.8%)
  BUILDING MATERIALS & COMPONENTS (0.6%)
 30,331  Walter Industries, Inc.                         383
                                                    --------
  FINANCIAL SERVICES (0.0%)
  1,268  WestFed Holdings, Inc., Class B                  --
                                                    --------
  FOOD SERVICE & LODGING (0.2%)
  1,300  Motels of America, Inc.                          98
                                                    --------
  GAMING & LODGING (0.0%)
    500  Trump Taj Mahal, Class A                          5
                                                    --------
  MACHINERY (0.0%)
     25  Bucyrus-Erie                                     --
                                                    --------
TOTAL COMMON STOCKS (Cost $601)                          486
                                                    --------
PREFERRED STOCKS (0.0%)
  FINANCIAL SERVICES (0.0%)
  3,239  WestFed Holdings, Inc., Series A
          (Cost $57)                                      --
                                                    --------
NO. OF
RIGHTS
-------
RIGHTS (0.0%)
  BROADCAST-RADIO & TELEVISION (0.0%)
 35,000  SpectraVision, Inc., expiring 10/08/97
          (Cost $133)                                      2
                                                    --------

NO. OF
WARRANTS
-------
WARRANTS (0.5%)
  AEROSPACE & DEFENSE (0.0%)
    500  Sabreliner Corp., expiring 4/15/03                5
                                                    --------
  ELECTRICAL EQUIPMENT (0.3%)
 28,000  Protection One Alarm, Inc., expiring
          4/03/03                                        196
                                                    --------
  GAMING & LODGING (0.0%)
  2,700  Casino Magic Corp., expiring 10/14/96            --
  1,725  Louisiana Casino Cruises, expiring
          12/01/98                                        26
                                                    --------
                                                          26
                                                    --------

NO. OF                                               VALUE
WARRANTS                                             (000)
-------                                             --------
WARRANTS (CONTINUED)
  INSURANCE (0.0%)
    500  Horace Mann Educators Corp., expiring
          8/15/99                                   $      7
                                                    --------
  METALS (0.1%)
  8,250  Sheffield Steel Corp., expiring 11/01/01         41
                                                    --------
  PACKAGING & CONTAINER (0.0%)
  1,000  Crown Packaging Holdings, expiring
          11/01/03                                        25
                                                    --------
  REAL ESTATE (0.1%)
  1,000  Petro PSC Properties L.P., expiring
          6/01/97                                         34
                                                    --------
  TELECOMMUNICATIONS (0.0%)
  3,000  Dial Page, Inc., expiring 4/25/99                --
                                                    --------
TOTAL WARRANTS (Cost $228)                               334
                                                    --------
NO. OF
 UNITS
-------
UNITS (5.8%)
  BROADCAST-RADIO & TELEVISION (1.7%)
  2,000  People's Choice TV Corp., 0.00% to 6/01/00,
          13.125% to 6/01/04                           1,055
                                                    --------
  GAMING & LODGING (2.5%)
  2,208  Maritime Group, 13.50%, 2/15/97                 684
    964  Trump Taj Mahal Funding Inc., PIK, 11.35%,
          11/15/99                                       856
                                                    --------
                                                       1,540
                                                    --------
  METALS (1.6%)
  1,000  Sheffield Steel Corp., 12.00%, 11/01/01         950
                                                    --------
TOTAL UNITS (Cost $5,488)                              3,545
                                                    --------

 FACE
AMOUNT                                               VALUE
 (000)                                               (000)
-------                                             --------
SHORT-TERM INVESTMENT (0.4%)
  REPURCHASE AGREEMENT (0.4%)
$  270   Chase Manhattan Bank, N.A., 6.00%, dated
          9/29/95, due 10/02/95, to be repurchased
          at $270, collateralized by $225 United
          States Treasury Bonds, 8.50%, due 2/15/20,
          valued at $274 (Cost $ 270)               $    270
                                                    --------
TOTAL INVESTMENTS (98.6%) (Cost $62,575)              60,813
                                                    --------
OTHER ASSETS AND LIABILITIES (1.4%)
  Other Assets                                         1,603
  Liabilities                                           (765)
                                                    --------
                                                         838
                                                    --------

 NET ASSETS (100%)                                  $ 61,651
                                                    --------
                                                    --------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE
  Applicable to 5,928,676 outstanding $.001 par
  value shares (authorized 500,000,00 shares)       $  10.40
                                                    --------
                                                    --------

----------
PIK -- Payment-In-Kind. Income may be received in additional securities or cash at the discretion of the issuer.

Floating Rate Security. The interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 1995.